UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03526
Name of Registrant: Legg Mason Tax-Exempt Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2005
Date of reporting period: 06/30/2005

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

To Our Shareholders,

   On June 30, 2005, the Legg Mason Tax-Exempt Trust had $401 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust’s 7-day yield is 1.46% and its average weighted maturity is 18 days. The following table shows cumulative and average annual total returns for the one-, five- and ten-year periods ended June 30, 2005:

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+1.08%	+1.08%
Five Years	+6.32%	+1.23%
Ten Years	+22.43%	+2.04%

   The Trust’s income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

   We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

July 11, 2005

Semi-Annual Report to Shareholders

Expense Example

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005.

Actual Expenses

   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Actual	$1,000.00	$1,007.30	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.69% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Statement of Net Assets

Legg Mason Tax-Exempt Trust, Inc.

June 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 99.4%
Alabama — 3.1%
The Industrial Development Board of the City of Montgomery, Pollution Control and Solid Waste Disposal Revenue Refunding Bonds (General Electric Company Project), Series 2005 VRDN (Aaa/P-1, AAA/A-1+)	2.35%	7/1/05	$12,700	$12,700	A

Alaska — 2.0%
City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines, Inc. Project), Series 2001 VRDN (Aa1/VMIG1, AA+/A-1+)	2.30	7/1/05	8,200	8,200	A

Arizona — 3.5%
Salt River Agricultural Improvement and Power District (P-1, A-1+)
Series A TECP	2.58	7/26/05	3,500	3,500
Series A TECP	2.68	7/26/05	5,000	5,000
Series A TECP	2.70	8/10/05	5,800	5,800

				14,300

Delaware — 1.6%
University of Delaware, Revenue Bonds, Series 1998 VRDN (AA+/A-1+)	2.32	7/6/05	6,500	6,500	A

Statement of Net Assets — Continued

Legg Mason Tax-Exempt Trust, Inc. — Continued

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

District of Columbia — 1.8%
District of Columbia Multimodal GO Bonds, Series 2003 D-2 VRDN (Aaa/VMIG1, AAA/A-1+, AAA/F1+)	2.30%	7/7/05	$7,500	$7,500	A

Florida — 6.9%
City of Gainesville, Utilities System (P-1, A-1+)
Series C TECP	2.58	7/27/05	4,000	4,000
Series C TECP	2.83	8/8/05	4,000	4,000
Series C TECP	2.77	8/9/05	6,400	6,400
Jacksonville Electric Authority Revenue Bonds (Subordinated Electric Systems), Series 2001 C VRDN (Aa3/VMIG1, A+/A-1, F1+)	2.85	7/19/05	6,000	6,000	A
Putnam County, Florida, Development Authority PCR Bonds (Seminole Electric Cooperative, Inc.) (A)
Series 1984 H-1 VRDN	2.60	7/6/05	5,385	5,385	A
Series 1984 H-2 VRDN	2.60	7/6/05	1,950	1,950	A

				27,735

Georgia — 2.5%
Burke County, Georgia, PCR Bonds (Oglethorpe Power) (Aaa/VMIG1, AAA/F1+)
Series 1998 B VRDN	2.85	7/12/05	2,000	2,000	A
Series 1998 A VRDN	2.50	7/21/05	3,000	3,000	A
Series 1998 B VRDN	2.82	7/27/05	5,000	5,000	A

				10,000

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Illinois — 0.5%
Illinois Development Finance Authority PCR Bonds (Amoco Oil Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	2.30%	7/1/05	$2,000	$2,000	A

Indiana — 0.5%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	2.30	7/1/05	2,000	2,000	A

Kansas — 4.5%
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds (Aa2/VMIG1, AA+/A-1+, AA/F1+)
Series 2000 B-1 VRDN	2.26	7/1/05	550	550	A
Series 2002 B-1 VRDN	2.23	7/7/05	11,000	11,000	A
Series 2002 B-3 VRDN	2.23	7/7/05	6,500	6,500	A

				18,050

Kentucky — 4.8%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group)
Series 1999 C VRDN (Aaa/VMIG1, AAA/A-1, AAA)	2.30	7/1/05	12,980	12,980	A
Series 1999 B VRDN (Aaa/VMIG1, AAA/A-1+, AAA)	2.25	7/6/05	6,365	6,365	A

				19,345

Statement of Net Assets — Continued

Legg Mason Tax-Exempt Trust, Inc. — Continued

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Maryland — 11.0%
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village, Inc. Project), Series 1999 A VRDN (AA/A-1, AA-/F1+)	2.29%	7/6/05	$2,075	$2,075	A
Howard County, Maryland, Variable Rate Demand Multifamily Housing Revenue Refunding Bonds (Sherwood Crossing Apartments), Series 2003 VRDN (Aaa/VMIG1)	2.28	7/6/05	3,700	3,700	A
Maryland Economic Development Corporation Revenue Bonds (American Urological Association Education and
Research, Inc. Project), Series 2002 VRDN
(Aa2/VMIG1)	2.29	7/6/05	3,100	3,100	A
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (French International School Issue), Series 2004 VRDN (Aa2/VMIG1)	2.29	7/6/05	1,300	1,300	A
Maryland Health and Higher Educational Facilities Authority (Friends School of Baltimore), Series 2004 VRDN (Aaa/VMIG1)	2.29	7/6/05	1,800	1,800	A
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue) (Aa2/VMIG1)
Series 1985 A VRDN	2.25	7/6/05	5,950	5,950	A
Series 1985 B VRDN	2.28	7/6/05	2,800	2,800	A
Maryland Health and Higher Educational Facilities Authority (The Johns Hopkins University), Series A VRDN (Aa2/VMIG1, AA/A-1+, AA+/F1+)	2.23	7/7/05	3,200	3,200	A

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Maryland — Continued
Maryland Health and Higher Educational Facilities Authority (The Johns Hopkins University) (P-1, A-1+)
Series A TECP	2.78%	7/28/05	$3,100	$3,100
Series A TECP	2.80	8/8/05	2,000	2,000
Series A TECP	2.50	8/23/05	5,000	5,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004A VRDN (Aaa/VMIG1, AAA/A-1+, AAA/F1)	2.28	7/7/05	2,700	2,700	A
Maryland Industrial Development Financing Authority, Variable Rate Demand Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN (Aaa/VMIG1, A)	2.28	7/6/05	5,200	5,200	A
State of Maryland, GO Bonds, State and Local Facilities Loan of 2003, First Series (Aaa, AAA, AAA)	5.00	7/15/05	1,000	1,001
Washington Suburban Sanitary District BANS, Series 2003 B VRDN (Aaa/VMIG1, AAA/F1+)	2.40	7/6/05	1,600	1,600	A

				44,526

Massachusetts — 1.2%
The Commonwealth of Massachusetts, GO Refunding Bonds, 2001 Series C VRDN (Aa2/VMIG1, AA, AA-/F1+)	2.43	7/6/05	5,000	5,000	A

Statement of Net Assets — Continued

Legg Mason Tax-Exempt Trust, Inc. — Continued

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Michigan — 1.0%
Michigan State Housing Development Authority, Rental Housing Revenue Bonds, Series 1997 B VRDN (Aaa/VMIG1, AA+/A-1+)	2.21%	7/6/05	$3,965	$3,965	A

Mississippi — 3.0%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN (Aa2/P-1)	2.30	7/1/05	12,000	12,000	A

Missouri — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Medical Research Facilities Revenue Bonds (Stowers Institute for Medical Research), Series 2000 VRDN (Aaa/VMIG1, AAA/A-1+, AAA)	2.30	7/7/05	3,500	3,500	A

Nevada — 1.6%
Clark County Nevada, School District, Adjustable Rate GO (Limited Tax) School Bonds, Series 2001 A VRDN (Aaa/VMIG1, AAA/A-1+, AAA/F1+)	2.25	7/1/05	6,540	6,540	A

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

North Carolina — 3.3%
City of Charlotte, North Carolina, Water and Sewer System Commercial Paper Revenue (P-1, A-1, F1)
BANS	3.00%	2/7/06	$3,000	$3,000
BANS	2.90	2/14/06	6,200	6,200
BANS	2.80	2/28/06	4,000	4,000

				13,200

Ohio — 4.2%
Ohio Higher Educational Facility Commission Revenue Bonds (Xavier University Project) Series 2000 VRDN (Aa1/VMIG1)	2.22	7/7/05	8,865	8,865	A
Ohio State University General Receipt Bonds, Series 2001 VRDN (Aaa/VMIG1, AAA/A-1+, AAA)	2.32	7/7/05	8,000	8,000	A

				16,865

Pennsylvania — 7.3%
Allegheny County, Pennsylvania, Hospital Development Authority Health Center Revenue Bonds (Presbyterian University Health) (Aaa/VMIG1, AAA/A-1+, AAA)
Series 1990 A VRDN	2.32	7/7/05	1,725	1,725	A
Series 1990 D VRDN	2.32	7/7/05	1,455	1,455	A
Delaware County, Pennsylvania, IDA Revenue Refunding Bonds (Resource Recovery Facility, General Electric Capital Corporation), Series 1997 G VRDN (AAA/A-1+)	2.20	7/6/05	4,180	4,180	A

Statement of Net Assets — Continued

Legg Mason Tax-Exempt Trust, Inc. — Continued

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Pennsylvania — Continued
Geisinger Authority (Montour County, Pennsylvania), Health System Revenue Refunding Bonds (Geisinger Health System) (Aa3/VMIG1, AA-/A-1+, AA-/F1+)
Series 2002 VRDN	2.29%	7/1/05	$7,800	$7,800	A
Series 2000 VRDN	2.30	7/1/05	500	500	A
Northampton County Higher Education Authority University Revenue Bonds, Series 2000 (Lehigh University) VRDN (Aa3/VMIG1, AA-/A-1+)	2.24	7/6/05	7,500	7,500	A
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University), Series 1995 C VRDN (AA-/A-1+)	2.29	7/1/05	900	900	A
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project) (Aaa/VMIG1, AAA/A-1+, AAA)
Series B of 2002 VRDN	2.30	7/1/05	20	20	A
Series D of 2002 VRDN	2.30	7/1/05	5,400	5,400	A

				29,480

South Carolina — 5.7%
Berkeley County, South Carolina, PCR Refunding Bonds (Amoco Chemical Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	2.30	7/1/05	8,530	8,530	A
School District No. 1 of Spartanburg County, South Carolina GO BANS, Series 2005 (MIG1)	5.00	11/17/05	5,000	5,043

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

South Carolina — Continued
South Carolina Public Service Authority Promissory Notes, TECP (P-1, A-1+)	2.40%	8/4/05	$9,500	$9,500

				23,073

Tennessee — 4.0%
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Tennessee Revenue Bonds (The Vanderbilt University), Series A VRDN (Aa2/VMIG1, AA/A-1+, AA/F1+)	2.22	7/7/05	16,000	16,000	A

Texas — 12.7%
City of Austin, Texas (Travis and Williamson County), Combined Utility System Commercial Paper Notes, Series A (P-1, A-1+)	2.75	7/13/05	4,570	4,570
City of Austin, Texas, Combined Utility Systems Commercial Paper Notes, Series A (P-1, A-1+)	2.50	8/2/05	3,000	3,000
Dallas, Texas, Area Rapid Transit Authority (P-1, A-1+)
Series 2001 TECP	2.40	8/4/05	5,000	5,000
Series 2001 TECP	2.70	8/10/05	5,000	5,000
Gulf Coast Waste Disposal Authority, PCR Refunding Bonds (Exxon Project), Series 1995 VRDN (Aaa/VMIG1, AAA/A-1+)	2.22	7/1/05	3,300	3,300	A
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (St. Luke’s Episcopal Hospital), Series 2001B VRDN (AA-/A-1+)	2.30	7/1/05	3,715	3,715	A

Statement of Net Assets — Continued

Legg Mason Tax-Exempt Trust, Inc. — Continued

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Texas — Continued
Harris County Industrial Development Corporation PCR Bonds (Exxon Project), Series 1984 A VRDN (Aaa, AAA/A-1+)	2.22%	7/1/05	$4,500	$4,500	A
Harris County, Texas, GO Notes, Series C TECP (P-1, A-1+)	2.70	8/12/05	1,500	1,500
Southwest Higher Education Authority Inc., Variable Rate Demand Higher Education Revenue Bonds (Southern Methodist University Project), Refunding Series 1985 VRDN (Aaa/VMIG1)	2.30	7/1/05	12,780	12,780	A
State of Texas, TRANS, Series 2004 (MIG1, SP-1+, F1+)	3.00	8/31/05	8,000	8,018

				51,383

Utah — 2.8%
Emery County, Utah, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	2.30	7/1/05	5,800	5,800	A
Intermountain Power Agency, Variable Rate Power Supply Revenue Bonds, F Series 1985 TECP (Aaa/VMIG1, AAA/A1+)	2.30	10/7/05	5,500	5,500

				11,300

Virginia — 3.1%
Harrisonburg Redevelopment and Housing Authority, Variable Rate Lease Purchase Revenue Bonds, 2001 Series A VRDN (AA-/A-1+)	2.36	7/7/05	12,500	12,500	A

				12,500

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Washington — 3.5%
State of Washington, Adjustable Rate GO Bonds, Series 1996 B VRDN (Aa1/VMIG1, AA/A-1+, AA/F1+)	2.13%	7/6/05	$14,100	$14,100	A

				14,100

Wyoming — 2.4%
Lincoln County, Wyoming, PCR Bonds (Exxon Project) (Aaa/P-1, AAA/A-1+)
Series 1984 B VRDN	2.22	7/1/05	160	160	A
Series 1984 C VRDN	2.22	7/1/05	200	200	A
Series 1984 D VRDN	2.22	7/1/05	4,900	4,900	A
Lincoln County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	2.30	7/1/05	2,100	2,100	A
Sweetwater County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	2.30	7/1/05	2,200	2,200	A

				9,560

Total Investments, at Amortized Cost and Value — 99.4%				401,322	B
Other Assets Less Liabilities — 0.6%				2,446

Net Assets Applicable to 403,767 Shares Outstanding — 100.0%				$403,768

Net Asset Value Per Share				$1.00

A	The rate shown is the rate as of June 30, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

B	Also represents cost for Federal income tax purposes.

A guide to investment abbreviations and municipal note, commercial paper and bond ratings appears on the next page.

See notes to financial statements.

Semi-Annual Report to Shareholders

Legg Mason Tax-Exempt Trust, Inc.

(Unaudited)

Investment Abbreviations:

BANS	Bond Anticipation Notes
GO	General Obligation
IDA	Industrial Development Authority
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper
TRANS	Tax and Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

 Municipal Notes

   MIG1 and MIG2: Moody’s Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

   SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor’s. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.

   F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Commercial Paper

   P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody’s Investors Service, Inc.

   A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor’s. A plus (+) sign designates issues possessing very strong credit characteristics.

   F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Municipal Bonds

   Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody’s Investors Service, Inc. A numeric modifier (1, 2 or 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.

Semi-Annual Report to Shareholders

   AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor’s. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

   AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.

   The Moody’s, Standard & Poor’s or Fitch IBCA ratings indicated are believed to be the most recent ratings available at June 30, 2005.

Maturity Schedule of the Portfolio

June 30, 2005

Maturity Period	Par	Percentage of Portflio

	(000)	(cumulative)
1-7 days	$285,190	71.1%	71.1%
8-45 days	84,870	21.2	92.3
46-90 days	13,000	3.2	95.5
Over 90 days	18,200	4.5	100.0

	$401,260	100.0%

   Average Weighted Maturity: 21 days

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Tax-Exempt Trust, Inc.

For the Six Months Ended June 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest		$4,567
Expenses:
Management fee	$1,061
Distribution and service fees	212
Audit and legal fees	23
Custodian fees	40
Directors’ fees and expenses	15
Registration fees	34
Reports to shareholders	17
Transfer agent and shareholder servicing expense	51
Other expenses	8

	1,461
Less: Compensating balance credits	(1)

Total expenses, net of waivers and compensating balance credits		1,460

Net Investment Income		3,107

Change in Net Assets Resulting From Operations		$3,107

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Tax-Exempt Trust, Inc.

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/05	12/31/04

	(Unaudited)
Change in Net Assets:
Net investment income	$3,107	$2,242

Increase in net assets resulting from operations	3,107	2,242
Distributions to shareholders from net investment income	(3,107)	(2,242)
Change in net assets from Fund share transactions:	(39,497)	(21,409)

Change in net assets	(39,497)	(21,409)
Net Assets:
Beginning of period	443,265	464,674

End of period	$403,768	$443,265

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Tax-Exempt Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

	Six Months
	Ended		Years Ended December 31,
	June 30, -
	2005		2004		2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income	.0073		.0051		.0034		.0072		.0206		.0339
Distributions:
From net investment income	(.0073)		(.0051)		(.0034)		(.0072)		(.0206)		(.0339)

Net asset value,end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Ratios/supplemental data:
Total return	.73%	A	.51%		.34%		.72%		2.08%		3.44%
Total expenses to average net assets	.69%	C	.68%	B,D	.68%	B,D	.70%	B,D	.68%	B,D	.70%	B,D
Net expenses to average net assetsE	.69%	C	.68%	D	.68%	D	.70%	D	.68%	D	.70%	D
Net investment income to average net assets	1.46%	C	.51%		.34%		.72%		2.06%		3.39%

Net assets, end of period (in thousands)	$403,768		$443,265		$464,674		$452,326		$407,685		$388,130

A	Not annualized.

B	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waiver described below.

C	Annualized.

D	Net of waivers for 12b-1 service fees and advisory fees as described in Note 2 to the financial statements. If no fees had been waived, the annualized ratio of expenses to average daily net assets would have been: for the years ended December 31, 2004, 0.69%; 2003, 0.82%; 2002, 0.80%; 2001, 0.78%; and 2000, 0.80%.

E	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described above.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Tax-Exempt Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

   The Legg Mason Tax-Exempt Trust, Inc. (“Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.

   Preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At June 30, 2005, there were no unsettled receivables for investments sold, and there were no unsettled payables for securities purchased.

Investment Income and Dividends to Shareholders

   Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At June 30, 2005, dividends payable of $305 were accrued.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended June 30, 2005, the Fund earned compensating balance credits of $1.

Federal Income Taxes

   No provision for federal income or excise taxes has been made since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its

Notes to Financial Statements — Continued

Legg Mason Tax-Exempt Trust, Inc. — Continued

Semi-Annual Report to Shareholders

taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. The character of distributions and composition of net assets for tax purposes were the same as those reflected in the accompanying financial statements.
   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2004, the Fund had no capital loss carryforwards.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Transactions With Affiliates:

   The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. During 2003, LMFA voluntarily waived between 10% and 30% of its fees. Beginning November 18, 2003, LMFA agreed to waive 10% of its fees (or .05% of the Fund’s average daily net assets) through February 29, 2004. Advisory fees of $171 were payable to LMFA at June 30, 2005.

   Legg Mason Trust, fsb (“Adviser”) serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee of 0.10% of its average daily net assets for services provided to shareholders. Service fees of $34 were payable to Legg Mason at June 30, 2005.

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS $22 for the six months ended June 30, 2005.

Semi-Annual Report to Shareholders

   The Adviser, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:

   The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At June 30, 2005, paid-in capital aggregated $403,767. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

	Six Months	Year
	Ended	Ended
	6/30/05	12/31/04

Sold	$815,136	$1,604,139
Reinvestment of Distributions	2,704	2,149
Repurchased	(857,337)	(1,627,697)

Net Change	$(39,497)	$(21,409)

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Adviser

Legg Mason Trust, fsb Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Erin K. Morris, Assistant Treasurer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Money Market Funds
Cash Reserve Trust
Tax-Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason fund, call your Legg Mason Financial Advisor, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-016

Item 2.	Code of Ethics.
Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11.	Controls and Procedures.
           (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.
           (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a) (1) Not applicable for semi-annual reports.
(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.
(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Exempt Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Tax-Exempt Trust, Inc.
Date:	August 24, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Tax-Exempt Trust, Inc.
Date:	August 24, 2005

By:	/s/ Marie K. Karpinski

Marie K. Karpinski Treasurer, Legg Mason Tax-Exempt Trust, Inc.
Date:	August 24, 2005